RESULTS FOR THE YEAR (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Gross-To-Net Sales Reconciliation
GROSS-TO-NET SALES RECONCILIATION

DKK million	2017	2016	2015
Gross sales	216,174	198,924	182,779

US Managed Care and Medicare	(53,077)	(40,874)	(33,235)
US wholesaler charge-backs	(28,324)	(25,416)	(22,030)
US Medicaid rebates	(12,491)	(10,862)	(9,838)
Other US discounts and sales returns	(5,771)	(5,147)	(4,685)
Non-US rebates, discounts and sales returns	(4,815)	(4,845)	(5,064)

Total gross-to-net sales adjustments	(104,478)	(87,144)	(74,852)
Net sales	111,696	111,780	107,927

Provisions for Sales Rebates

DKK million	2017	2016	2015

At the beginning of the year	19,971	16,508	11,002
Additional provisions, including increases to existing provisions	63,772	56,954	45,190
Amount used during the year	(61,017)	(53,217)	(40,958)
Adjustments, including unused amounts reversed during the year	(117)	(822)	—
Effect of exchange rate adjustment	(2,393)	548	1,274

At the end of the year	20,216	19,971	16,508
PROVISIONS

DKK million	Provisions for sales rebates	Provisions for legal disputes	Provisions for product returns	Other provisions[1]	2017 total	2016 total

At the beginning of the year	19,971	1,915	767	1,178	23,831	19,824
Additional provisions, including increases to existing provisions	63,772	743	314	384	65,213	58,688
Amount used during the year	(61,017)	(455)	(274)	(230)	(61,976)	(53,991)
Adjustments, including unused amounts reversed during the year	(117)	(287)	54	(56)	(406)	(1,291)
Effect of exchange rate adjustment	(2,393)	(135)	(14)	(63)	(2,605)	601

At the end of the year	20,216	1,781	847	1,213	24,057	23,831

Non-current liabilities	—	1,781	508	1,013	3,302	3,370
Current liabilities	20,216	—	339	200	20,755	20,461

1.
Other provisions consist of various types of provision, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance etc. Assets offsetting obligations related to company-owned life insurance are presented as part of Other financial assets.

Information by Business Segment
BUSINESS SEGMENTS

DKK million	2017	2016	2015	2017	2016	2015	2017	2016	2015
Segment sales	Diabetes care and obesity			Biopharmaceuticals			Total

New-generation insulin	8,647	4,459	1,438
- of which Tresiba®	7,327	4,056	1,278
Total modern insulin	44,400	47,510	50,164
NovoRapid® / NovoLog®	20,025	19,945	20,720
NovoMix® / NovoLog® Mix	10,257	10,482	11,144
Levemir®	14,118	17,083	18,300
Human insulin	10,072	11,090	11,231
Total insulin	63,119	63,059	62,833
Victoza®	23,173	20,046	18,027
Other diabetes care	4,023	4,267	4,270
Total diabetes care	90,315	87,372	85,130
Obesity (Saxenda®)	2,562	1,577	460

Diabetes care and obesity total sales	92,877	88,949	85,590

Haemophilia				10,469	10,472	10,647
- of which NovoSeven®				9,206	9,492	10,064
- of which NovoEight®				1,103	851	477
Growth disorders				6,655	8,770	7,820
Other biopharmaceuticals				1,695	3,589	3,870

Biopharmaceuticals total sales				18,819	22,831	22,337
Segment key figures

Total net sales	92,877	88,949	85,590	18,819	22,831	22,337	111,696	111,780	107,927
Cost of goods sold	15,014	14,337	13,725	2,618	2,846	2,463	17,632	17,183	16,188

Sales and distribution costs	25,475	24,387	24,926	2,865	3,990	3,386	28,340	28,377	28,312
Research and development costs	11,358	11,481	10,475	2,656	3,082	3,133	14,014	14,563	13,608
Administrative costs	3,143	3,128	3,051	641	834	806	3,784	3,962	3,857
Other operating income, net	466	486	488	575	251	618	1,041	737	1,106
Income from partial divestment of NNIT A/S (not allocated to segments)	—	—	—	—	—	—	—	—	2,376
Operating profit	38,353	36,102	33,901	10,614	12,330	13,167	48,967	48,432	49,444
Operating margin	41.3%	40.6%	39.6%	56.4%	54.0%	58.9%	43.8%	43.3%	45.8%

Depreciation, amortisation and impairment losses expensed	2,536	2,674	2,514	646	519	445	3,182	3,193	2,959
Additions to Intangible assets and Property, plant and equipment	7,565	6,144	4,991	2,226	2,123	1,415	9,791	8,267	6,406

Assets allocated to business segments	61,542	55,081	46,444	14,994	14,798	11,759	76,536	69,879	58,203
Non-allocated assets[1]							25,819	27,660	33,596
Total assets							102,355	97,539	91,799

1.
The part of total assets that remains unallocated to either of the two business segments includes Investment in associated company, Deferred income tax assets, Other financial assets, Tax receivables, Marketable securities, Derivative financial instruments and Cash at bank.

DKK million	2017	2016	2015

Diabetes care and obesity	11,358	11,481	10,475
Biopharmaceuticals	2,656	3,082	3,133

Total	14,014	14,563	13,608

Geographical Areas
GEOGRAPHICAL AREAS (CONTINUED)

2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015

International Operations (continued)
Region AAMEO			Region China			Region Japan & Korea			Region Latin America

451	279	162	2	—	—	992	769	495	407	279	203
261	181	122	2	—	—	739	711	491	377	253	183
5,725	5,284	5,099	5,500	4,969	4,312	1,518	1,787	1,713	797	699	983
2,261	1,995	1,825	1,253	1,059	866	941	998	888	335	266	326
2,503	2,291	2,297	3,555	3,363	3,036	444	619	632	113	104	161
961	998	977	692	547	410	133	170	193	349	329	496
2,201	2,494	2,431	3,096	3,361	3,537	232	302	324	836	819	831
8,377	8,057	7,692	8,598	8,330	7,849	2,742	2,858	2,532	2,040	1,797	2,017
858	715	584	309	255	213	590	623	470	500	438	352
475	505	613	1,566	1,697	1,594	376	434	354	58	52	80
9,710	9,277	8,889	10,473	10,282	9,656	3,708	3,915	3,356	2,598	2,287	2,449
190	46	—	—	—	—	—	—	—	277	57	—

9,900	9,323	8,889	10,473	10,282	9,656	3,708	3,915	3,356	2,875	2,344	2,449

1,163	1,101	1,319	216	158	195	681	737	643	558	1,022	877
1,097	1,082	1,310	215	158	195	497	559	524	543	1,022	877
52	11	—	1	—	—	169	170	118	15	—	—
676	906	818	15	15	15	1,579	1,469	1,339	263	221	348
279	250	246	5	3	5	104	104	97	3	6	21

2,118	2,257	2,383	236	176	215	2,364	2,310	2,079	824	1,249	1,246
12,018	11,580	11,272	10,709	10,458	9,871	6,072	6,225	5,435	3,699	3,593	3,695
3.8%	2.7%	15.1%	2.4%	5.9%	22.0%	(2.5%)	14.5%	10.8%	3.0%	(2.8%)	33.7%

566	525	353	1,884	2,095	2,291	146	161	153	668	759	602
3,468	3,164	2,620	1,541	1,773	1,541	279	305	466	862	1,084	1,036
(823)	(817)	(786)	—	—	—	(5)	(5)	(5)	(211)	(194)	(211)
5,876	4,937	4,160	5,927	5,697	5,603	1,304	1,248	1,338	3,036	3,566	3,278

GEOGRAPHICAL AREAS

	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015

DKK million	North America Operations						International Operations
	Total			Of which US			Total			Region Europe

Sales by business segment:
New-generation insulin	5,152	2,246	33	5,132	2,246	33	3,495	2,213	1,405	1,643	886	545
- of which Tresiba®	4,982	2,246	33	4,970	2,246	33	2,345	1,810	1,237	966	665	441
Total modern insulin	22,364	26,043	28,708	21,651	25,337	27,945	22,036	21,467	21,456	8,496	8,728	9,349
NovoRapid® / NovoLog®	10,960	11,427	12,576	10,574	11,058	12,184	9,065	8,518	8,144	4,275	4,200	4,239
NovoMix® / NovoLog® Mix	1,790	2,080	2,837	1,743	2,032	2,779	8,467	8,402	8,307	1,852	2,025	2,181
Levemir®	9,614	12,536	13,295	9,334	12,247	12,982	4,504	4,547	5,005	2,369	2,503	2,929
Human insulin	1,937	2,011	2,094	1,766	1,827	1,884	8,135	9,079	9,137	1,770	2,103	2,014
Total insulin	29,453	30,300	30,835	28,549	29,410	29,862	33,666	32,759	31,998	11,909	11,717	11,908
Victoza®	17,465	14,624	13,014	16,929	14,146	12,570	5,708	5,422	5,013	3,451	3,391	3,394
Other diabetes care	943	930	950	782	776	785	3,080	3,337	3,320	605	649	679
Total diabetes care	47,861	45,854	44,799	46,260	44,332	43,217	42,454	41,518	40,331	15,965	15,757	15,981
Obesity (Saxenda®)	1,993	1,446	459	1,828	1,366	452	569	131	1	102	28	1

Diabetes care and obesity total	49,854	47,300	45,258	48,088	45,698	43,669	43,023	41,649	40,332	16,067	15,785	15,982

Haemophilia	5,023	4,934	5,208	4,852	4,710	5,086	5,446	5,538	5,439	2,828	2,520	2,405
- of which NovoSeven®	4,609	4,589	5,021	4,451	4,378	4,914	4,597	4,903	5,043	2,245	2,082	2,137
- of which NovoEight®	315	254	110	315	254	110	788	597	367	551	416	249
Growth disorders	2,550	4,498	3,625	2,543	4,495	3,625	4,105	4,272	4,195	1,572	1,661	1,675
Other biopharmaceuticals	582	2,510	2,765	348	2,291	2,559	1,113	1,079	1,105	722	716	736

Biopharmaceuticals total	8,155	11,942	11,598	7,743	11,496	11,270	10,664	10,889	10,739	5,122	4,897	4,816
Total sales by business and geographical segment	58,009	59,242	56,856	55,831	57,194	54,939	53,687	52,538	51,071	21,189	20,682	20,798
Total sales growth as reported	(2.1%)	4.2%	31.8%	(2.4%)	4.1%	32.9%	2.2%	2.9%	11.8%	2.5%	(0.6%)	3.2%

Property, plant and equipment	7,318	4,599	3,049	7,298	4,599	3,047	27,929	25,580	22,496	24,665	22,040	19,097
Trade receivables, net	10,742	10,604	6,619	10,517	10,426	6,456	9,423	9,630	8,866	3,273	3,304	3,203
Allowance for doubtful trade receivables	(32)	(41)	(25)	(32)	(41)	(25)	(1,262)	(1,182)	(1,166)	(223)	(166)	(139)
Total assets	20,612	18,684	12,830	20,180	18,349	12,594	81,743	78,855	78,969	65,600	63,407	64,590

Research and Development Costs
RESEARCH AND DEVELOPMENT COSTS

DKK million	2017	2016	2015

Internal and external Research and development costs	7,430	7,494	7,352
Employee costs (note 2.4)	5,848	6,149	5,584
Amortisation and impairment losses, intangible assets (note 3.1)	211	427	247
Depreciation and impairment losses, property, plant and equipment (note 3.2)	525	493	425

Total Research and development costs	14,014	14,563	13,608
As percentage of sales	12.5%	13.0%	12.6%

Employee Costs and Remuneration to Executive Management and Board of Directors
EMPLOYEE COSTS

DKK million	2017	2016	2015

Wages and salaries	23,869	24,651	23,289
Share-based payment costs (note 5.1)	292	368	442
Pensions – defined contribution plans	1,800	1,829	1,715
Pensions – defined benefit plans	165	145	154
Other social security contributions	1,910	1,853	1,783
Other employee costs	2,102	2,110	2,117

Total employee costs for the year	30,138	30,956	29,500
Employee costs capitalised as intangible assets and property, plant and equipment	(1,435)	(1,258)	(957)
Change in employee costs capitalised as inventories	(91)	(127)	(191)

Total employee costs in the Income statement	28,612	29,571	28,352

Included in the Income statement:
Cost of goods sold	7,854	7,841	7,239
Sales and distribution costs	11,994	12,447	12,231
Research and development costs	5,848	6,149	5,584
Administrative costs	2,505	2,721	2,658
Other operating income, net	411	413	640

Total employee costs in the Income statement	28,612	29,571	28,352

Average number of full-time employees	41,665	41,993	40,342
Year-end number of full-time employees	42,076	41,971	40,638

REMUNERATION TO EXECUTIVE MANAGEMENT AND BOARD OF DIRECTORS

DKK million	2017	2016	2015

Salary and cash bonus	74	77	89
Pension	18	20	22
Benefits[4]	6	10	7
Share-based incentive[5]	7	11	44
Severance payments[1,4]	0	66	73

Executive Management in total[1,2,3]	105	184	235
Fee to Board of Directors	16	14	12
Total	121	198	247

1.	Please refer to note 5.1 and ’Remuneration’, pp 50-53 (unaudited), for further information.

2.
President and CEO Lars Rebien Sørensen retired from Novo Nordisk on 31 December 2016. The 2016 remuneration for Lars Rebien Sørensen is included in the above table together with a severance payment of DKK 65.7 million. EVPs Jerzy Gruhn and Jesper Højland stepped down from Novo Nordisk´s Executive Management in 2016. The 2016 remuneration for Jerzy Gruhn and Jesper Høiland is included in the above table. EVP Kåre Schultz left Novo Nordisk on 30 April 2015. The 2015 remuneration for Kåre Schultz is included in the above table together with a severance payment of DKK 72.7 million.

3.	Total remuneration for registered members of Executive Management and the Board of Directors amounts to DKK 90 million (DKK 152 million in 2016 and DKK 120 million in 2015).

4.	Benefits are included in Other employee costs, and severance payments are included in Wages and salaries in the table above.

5.
Until 2017 the cost of the programme was expensed when shares was granted as the pool was fixed. From 2017 onwards, the programme will be expensed equally over the grant year and the subsequent 3 years of vesting as the number of shares will be reduced if a participant terminates employment with Novo Nordisk.

Income Taxes Expensed and Paid
INCOME TAXES EXPENSED

DKK million	2017	2016	2015

Current tax on profit for the year	10,562	8,981	9,648
Deferred tax on profit for the year	182	3,014	(1,130)

Tax on profit for the year	10,744	11,995	8,518
Adjustments recognised for current tax of prior years	(425)	(3,191)	3
Adjustments recognised for deferred tax of prior years	231	1,069	102

Income taxes in the Income statement	10,550	9,873	8,623

Current tax on Other comprehensive income for the year	(2)	(28)	—
Deferred tax on Other comprehensive income for the year	1,043	(296)	87

Tax on other comprehensive income for the year, (income)/expense	1,041	(324)	87

DKK million	2017	2016	2015

Income taxes paid in Denmark for current year	6,798	5,506	5,926
Income taxes paid outside Denmark for current year	2,639	2,645	3,040
Income taxes paid/ repayments relating to prior years	(336)	(5,252)	408

Total income taxes paid	9,101	2,899	9,374

Computation of Effective Tax Rate

DKK million	2017	2016	2015

Computation of effective tax rate:
Statutory corporate income tax rate in Denmark	22.0%	22.0%	23.5%
Deviation in foreign subsidiaries’ tax rates compared with the Danish tax rate (net)	0.0%	0.2%	(2.9%)
Non-taxable income from the partial divestment of NNIT A/S	—	—	(1.3%)
Non-taxable income less non-tax-deductible expenses (net)	0.1%	0.1%	0.1%
Others, including adjustment of prior years	(0.4%)	(1.6%)	0.4%

Effective tax rate	21.7%	20.7%	19.8%

Deferred Income Tax Assets and Liabilities and Specification of Tax Loss Carry-Forwards
DEVELOPMENT IN DEFERRED INCOME TAX ASSETS AND LIABILITIES

DKK million	Property, plant and equipment	Intangible assets	Inventories	Provisions and other liabilities	Other[2]	Offset within countries	Total

2017
Net deferred tax asset/(liability) at 1 January	(966)	(359)	1,176	2,005	814	—	2,670
Income/(charge) to the Income statement	61	(132)	(192)	(182)	32		(413)
Income/(charge) to Other comprehensive income	—	—	(151)	(26)	(866)		(1,043)
Income/(charge) to Equity[1]	—	—	—	—	17		17
Effect of exchange rate adjustment	37	(9)	—	(139)	(25)		(136)

Net deferred tax asset/(liability) at 31 December	(868)	(500)	833	1,658	(28)	—	1,095

Classified as follows:
Deferred tax asset at 31 December	237	57	2,194	1,748	318	(2,613)	1,941
Deferred tax liability at 31 December	(1,105)	(557)	(1,361)	(90)	(346)	2,613	(846)

1.
Deferred tax related to value adjustment of restricted stock units. In addition, DKK 1 million related to current tax has also been charged to Equity. The net charge to Equity is DKK 18 million.
2.
Other includes hedging and tax loss carry forwards, etc.

2016
Net deferred tax asset/(liability) at 1 January	(765)	(337)	3,593	2,559	1,750	—	6,800
Income/(charge) to the Income statement	(188)	(23)	(2,390)	(632)	(850)		(4,083)
Income/(charge) to Other comprehensive income	—	—	(27)	54	269		296
Income/(charge) to Equity[3]	—	—	—	—	(355)		(355)
Effect of exchange rate adjustment	(13)	1	—	24	—		12

Net deferred tax asset/(liability) at 31 December	(966)	(359)	1,176	2,005	814	—	2,670

Classified as follows:
Deferred tax asset at 31 December	183	96	2,400	2,081	930	(3,007)	2,683
Deferred tax liability at 31 December	(1,149)	(455)	(1,224)	(76)	(116)	3,007	(13)

3. Deferred tax related to value adjustment of restricted stock units. In addition, DKK 440 million related to current tax has also been charged to Equity. The net charge to Equity is DKK 85 million.

SPECIFICATION OF TAX LOSS CARRY-FORWARDS AT 31 DECEMBER

DKK million	2017	2016
Recognised deferred tax on tax loss carry forwards	24	39
Unrecognised tax base of tax loss carry-forwards	364	235
Classified as follows:
Expiry within one year	—	19
Expiry within two to five years	16	—
Expiry after more than five years	348	216